Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Mar. 31, 2025	Dec. 31, 2024
Machinery and Equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years	3 years
Vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years	3 years